Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments [Abstract]
Schedule of future minimum lease commitments under non-cancellable operating leases
US$ thousands
2022	$4,890
2023	4,251
2024	5,417
2025	2,221
2026 and thereafter	1,722
$18,501